Law Department
The Lincoln National Life Insurance Company
1300 South Clinton Stree
Fort Wayne, IN 46802

Mary Jo Ardington
Associate General Counsel
Phone: 260-455-3917
MaryJo.Ardington@LFG.com

July 21, 2011

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:       Lincoln New York Account N for Variable Annuities
Lincoln InvestmentSolutionsSM
Lincoln Life & Annuity Company of New York
Registration Statement on Form N-4
File No. 811-09763

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York and Lincoln New York Account N for Variable Annuities (“the Account”), we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form N-4 (the “Registration Statement”) for individual variable annuity contracts (“Contracts”).

A paper copy format of this filing will be provided to the Staff of the Office of Insurance Products, Division of Investment Management.

The Contracts are based on certain individual variable annuity contracts previously registered with the Commission by Lincoln Life Variable Annuity Account N (File No. 333-172328) and the Registration Statement is based on the current Registration Statement for the Account.  Accordingly, we request that the Registration Statement be given selective review. The information relating to this request will be provided with the courtesy copy of this filing provided to the Staff under separate cover.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

Mary Jo Ardington
Associate General Counsel